Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

18Related party transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship
Weidong Luo	Founder, Chief Executive Officer
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo

The Company did not have related party balances as of December 31, 2024 and 2025.

The Company did not have related party transactions for the years ended December 31, 2023, 2024 and 2025.